Events After the End of the Reporting Period - Additional Information (Details) - SRCF Agreement $ in Millions	Mar. 28, 2022 USD ($)
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Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Minimum raised capital amount	$ 400
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Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total net leverage ratio	1.00%